SCHEDULE OF BUSINESS ACQUISITION ASSETS ACQUIRED, AND LIABILITIES ASSUMED (Details) - USD ($)		12 Months Ended
	Nov. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill	$ 7,277,374	$ 7,277,374
Skyladder Group Limited [Member]
Business Combination [Line Items]
Total purchase price	7,252,286	$ 7,252,286
Cash and cash equivalents	24,826
Accounts receivable	3,643,799
Contract assets	257,894
Advances to suppliers	687,945
Inventories	487,455
Other current assets	284,779
Amounts due from related parties	116,752
Property, plant and equipment	52,436
Right of use assets	88,416
Short-term bank loans	(1,241,930)
Accounts payable	(2,855,540)
Advances from customers	(1,068,002)
Accrued payroll and benefit	(97,627)
Other payables and accrued expenses	(273,158)
Income tax payable	(28,987)
Lease liabilities	(104,146)
Total net liabilities acquired	(25,088)
Goodwill	$ 7,277,374